As filed with the Securities and Exchange Commission on August 5, 2016

Securities Act Registration No. 333-205324

Investment Company Act Reg. No. 811-23068

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37

(Check appropriate box or boxes.)

Pointbreak ETF Trust

(Exact Name of Registrant as Specified in Charter)

915 Creed Road, Oakland CA 94610

(Address of Principal Executive Offices) (Zip Code)

(510) 414-5153

(Registrant’s Telephone Number, including Area Code)

Heather Harker

Secretary

Pointbreak Advisers LLC

1500 West Avenue, Richmond VA 23220

(Name and Address of Agent for Service)

Copies to:

W. Thomas Conner

Reed Smith LLP

1301 K Street, NW

Washington, DC 20005

Phone: (202) 414-9208

Facsimile:

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement. It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940 (this “Amendment”) to the Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 29 on Form N-1A filed on July 25, 2016. This Post-Effective Amendment No. 35 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 29 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 35 to Registration Statement under the Securities Act of 1933 and Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, and State of California on this 5th day of August, 2016.

/s/ John T. Hyland
Trustee

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Post-Effective Amendment No. 35 to the Registration Statement below.

Signatures	Title	Date

/s/ John T. Hyland	President, Trustee and Initial Director (Principal Executive Officer)	August 5, 2016

*	Independent Trustee	August 5, 2016

*	Independent Trustee	August 5, 2016

/s/ Howard Mah	Chief Financial Officer (Principal Financial and Accounting Officer)	August 5, 2016

*By	/s/ John T. Hyland
John T. Hyland
Attorney in Fact
pursuant to Power of Attorney dated December 22, 2015

EXHIBIT INDEX

Exhibit Index	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase